Revenue and Segment Information (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total assets	$ 498,020	$ 94,348
Discontinued Operations [Member]
Segment Reporting [Line Items]
Total assets	80,078	0
Specialist isotopes and related services [Member]
Segment Reporting [Line Items]
Total assets	323,690	71,771
Nuclear fuels [Member]
Segment Reporting [Line Items]
Total assets	$ 94,252	$ 22,577